Themes US R&D Champions ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary Products - 2.0%
Tesla, Inc. (a)	55	$ 23,133

Health Care - 12.5%
Amgen, Inc.	60	21,727
Boston Scientific Corp. (a)	361	15,408
Dexcom, Inc. (a)	349	23,505
Eli Lilly & Co.	22	26,387
Intuitive Surgical, Inc. (a)	45	17,896
Regeneron Pharmaceuticals, Inc.	29	18,083
Stryker Corp.	66	20,779
		143,785

Industrial Products - 6.3%
Axon Enterprise, Inc. (a)	52	29,152
Deere & Co.	35	22,201
Keysight Technologies, Inc. (a)	59	20,654
		72,007

Materials - 1.9%
Corteva, Inc.	257	21,765

Media - 8.4%
Airbnb, Inc. - Class A (a)	148	21,179
Alphabet, Inc. - Class A	54	19,298
Electronic Arts, Inc.	103	21,119
Meta Platforms, Inc. - Class A	34	19,152
Trade Desk, Inc. - Class A (a)	882	15,946
		96,694

Retail & Wholesale - Discretionary - 3.4%
Amazon.com, Inc. (a)	79	18,829
MercadoLibre, Inc. (a)	12	20,369
		39,198

Software & Technology Services - 34.5% (b)
Adobe, Inc. (a)	85	17,427
Autodesk, Inc. (a)	88	17,109
Cadence Design Systems, Inc. (a)	63	23,645
CoStar Group, Inc. (a)	601	17,020
Datadog, Inc. - Class A (a)	157	40,877
Fortinet, Inc. (a)	247	37,944
International Business Machines Corp.	90	25,309
Intuit, Inc.	54	14,094
Microsoft Corp.	51	19,024
Oracle Corp.	129	18,905
Palantir Technologies, Inc. - Class A (a)	150	17,501
Palo Alto Networks, Inc. (a)	116	39,558
Roper Technologies, Inc.	59	19,965
ServiceNow, Inc. (a)	236	23,430
Synopsys, Inc. (a)	43	19,181
Veeva Systems, Inc. - Class A (a)	133	23,604

Workday, Inc. - Class A (a)	170		20,811
			395,404

Tech Hardware & Semiconductors - 30.9% (b)
Advanced Micro Devices, Inc. (a)	59		34,274
Apple, Inc.	77		22,281
Applied Materials, Inc.	53		38,319
Arista Networks, Inc. (a)	120		20,386
ARM Holdings PLC - ADR (a)	99		35,102
Broadcom, Inc.	50		18,887
Cisco Systems, Inc.	227		26,663
Garmin Ltd.	83		19,716
Lam Research Corp.	81		35,100
Monolithic Power Systems, Inc.	13		17,971
Motorola Solutions, Inc.	47		19,519
QUALCOMM, Inc.	116		21,436
Super Micro Computer, Inc. (a)	759		22,261
Texas Instruments, Inc.	74		22,057
			353,972
TOTAL COMMON STOCKS (Cost $1,008,285)			1,145,958

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	1,634		1,634
TOTAL MONEY MARKET FUNDS (Cost $1,634)			1,634

TOTAL INVESTMENTS - 100.0% (Cost $1,009,919)			1,147,592
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00004)	(49)
TOTAL NET ASSETS - 100.0%			$ 1,147,543

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC – Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes US R&D Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,145,958	$ –	$ –	$ 1,145,958
Money Market Funds	1,634	–	–	1,634
Total Investments	$ 1,147,592	$ –	$ –	$ 1,147,592

Refer to the Schedule of Investments for further disaggregation of investment categories.